Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			15 Months Ended
	Oct. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expiration period		10 years
Ordinary shares reserved for issuance		17,920,688
Ordinary shares available for future grant		218,414
Average market value, trading day period		30 days
Total intrinsic value of options exercised		$ 874	$ 7,278
Unrecognized compensation cost, period for recognition		1 year
Total unrecognized compensation cost		5,460	6,564	4,207
Stock repurchase, authorized amount	20,000
Stock repurchased during period, shares					3,481,523
Stock repurchased, weighted average price per share					$ 5.74
Stock repurchased during period, amount					20,091
Stock Option [Member]
Vesting period		4 years
Weighted average grant date fair value of options granted		$ 3.82	$ 5.63	$ 5.89
Total unrecognized compensation cost		4,614
Restricted Stock Units (RSUs) [Member]
Weighted average grant date fair value of options granted				$ 9.39
Total unrecognized compensation cost		$ 790